BALANCE SHEET (Parenthetical) (USD $)	Mar. 31, 2013
Statement of Financial Position [Abstract]
Preferred Stock, Par Value	$ 0.0001
Preferred Stock, Authorized Shares	100,000,000
Preferred Stock, Issued	0
Preferred Stock Outstanding	0
Common Stock, Par Value	$ 0.0001
Common Stock, Shares Authorized	100,000,000
Common Stock, Shares Issued	2,000,000
Common Stock, Shares Outstanding	2,000,000